Notes to the Consolidated Statements of Changes in Equity	12 Months Ended
Sep. 30, 2021
Notes to the Consolidated Statement of Changes in Equity [Abstract]
Notes to the Consolidated Statements of Changes in Equity
7. Notes to the Consolidated Statements of Changes in Equity
Conversion of convertible loan
By conversion notices dated in June 2021 all five convertible loan lenders exercised their conversion rights of the convertible loan agreements and declared to SSU the conversion of the convertible loans into new shares of SSU.
As a result of the conversion: The carrying amount of the loan component in the amount of EUR 75.4 million was reclassified to capital reserve and share capital (see below). The original equity component in the amount of EUR 3.1 million continues to be recognized as share capital.
Furthermore, on September 28, 2021, the shareholders’ meeting of SSU resolved to increase the SSU’s capital by EUR 1.7 million. The new shares to be issued were subscribed for by the five lenders.
Since the capital increase became effective upon entry in the Commercial Register at the Munich District Court on October 7, 2021 the amount of EUR 1.7 million was not recognized in the share capital as of September 30, 2021.
Acquisition of
non-controlling
interests and
Roll-up
agreements
In February 2021, the Group acquired an additional 5.11% interest in SIGNA Beteiligung I UG (haftungsbeschränkt) & Co KG, increasing its ownership from 41.83% to 46.94%. Furthermore, the Group acquired an additional 0.25% interest in SIGNA Sport Online GmbH increasing its ownership from 84.69% to 84.94%.
In the same month the Group acquired an additional 1.0% interest in Tennis-Point GmbH, increasing its ownership from 88.00% to 89.00%.
On July 17, 2018, the shareholders of SIGNA Sports United GmbH and the executives signed a roll-up
agreement regarding their shares in SIGNA Beteiligung I UG (haftungsbeschränkt) & Co. KG. According to this agreement, the limited partnership should cease in case of an IPO of SIGNA Sports United GmbH and the shares should be exchanged into shares in the listed SIGNA Sports United Group. This roll-up
agreement was renewed and modified in some parts on September 14, 2020. In particular, the roll-up
shall now also apply in case of an indirect IPO of SIGNA Sports United GmbH via a special acquisition company. Further, the executives were granted the right to immediately exercise their
D1-Shares
for an exercise price of EUR 441.5. On January 29, 2021, the executives exercised in total 2,909 of the 3,117
D1-Shares.
By way of agreements dated May 17, 2021, among others, SSU, SIGNA International Sports Holding GmbH (SISH) and the SIGNA Sports Online GmbH (SSO)-minority shareholders have agreed, that, in connection with the transactions contemplated by the Business Combination Agreement by and among Yucaipa Acquisition Corporation, SIGNA Sports United GmbH, SIGNA Sports United B.V., Ol
y
mpics Merger Sub, LLC and SIGNA International Sports Holding GmbH, dated June 10, 2021, as amended
(De-SPAC
Transaction), the
SSO-minority
shareholders shall transfer by way of contribution in kind their respective shares directly or indirectly held in SIGNA Sport Online GmbH to the SSU against creation and subscription of new shares in SSU. SSU is already the majority shareholder of SIGNA Sport Online GmbH. The contribution took place on September 29, 2021.
SSU as well as the executives (refer to note 6.12) also hold interests as limited partners (Kommanditisten) in BTG KG, which in turn is a shareholder of SIGNA Sport Online GmbH. In connection with the
De-SPAC
transaction and immediately prior to the aforementioned contribution in kind to the SSU by transfer of the shares in SIGNA Sport Online GmbH, BTG KG shall be dissolved and the shares held by it in SIGNA Sport Online GmbH shall be transferred by way of de facto-splitting to the limited partners (Kommanditisten) of BTG KG in accordance with the dissolution and transfer agreements.
By way of agreement dated June 8, 2021, among others, SSU, SISH and Rochon Holding have agreed, that, in connection with the transaction, Rochon Holding shall transfer by way of contribution in kind its shares held in SIGNA Sport Online GmbH to the SSU against creation and subscription of new shares in SSU.
By way of agreement dated June 7, 2021, among others, SSU, SISH and the founder of Tennis-Point have agreed, that, in connection with the transaction, the founder shall transfer by way of contribution in kind his shares held in Tennis-Point GmbH to SSU against creation and subscription of new shares in SSU. SSU is already the majority shareholder of Tennis-Point GmbH.
By way of agreement dated June 7, 2021, among others, SSU, SISH and the founder of SIGNA AppVentures have agreed, that, in connection with the transaction, the founder shall transfer by way of contribution in kind his shares held in SIGNA AppVentures GmbH to SSU against creation and subscription of new shares in SSU. SSU is already the majority shareholder of SIGNA AppVentures GmbH.
Thus, the shareholders intend to further increase the share capital of SSU by additional total EUR 2.0 million by way of a capital increase in kind against contribution of the shares held by the minority shareholders in the portfolio companies.
Sin
c
e
t
he capital increase became effective upon entry in the Commercial Register at the Munich District Court on October 7, 2021 the amount of EUR 2.0 million was not recognized in the share capital as of September 30,

2021.
Transaction cost in the amount of EUR 1.2 million were capitalized and deducted from the equity.
The following table summarizes the effect of changes in the Group’s ownership interests:

EUR million	September 30, 2021
Carrying amount of non-controlling interest acquired	24.4
Consideration transferred	122.8

Thereof paid in cash	4.7
A decrease in equity attributable to owners of the Group	98.4